FAIR VALUE MEASURMENTS (Schedule of Fair Value Measured On Recurring Basis) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Earn Out Consideration Fair Value Disclosure	$ 10,826
Earn Out Consideration Fair Value Disclosure	9,018
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Earn Out Consideration Fair Value Disclosure	10,826
Earn Out Consideration Fair Value Disclosure	9,018
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Earn Out Consideration Fair Value Disclosure	10,826
Income from changes in fair value	(1,808)
Earn Out Consideration Fair Value Disclosure	$ 9,018